GENERAL (Narrative) (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Feb. 18, 2016 USD ($)	May. 11, 2015 USD ($) shares	Apr. 01, 2015 USD ($) item	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Accumulated deficit					$ (19,483)	$ (14,744)
Total shareholders' equity					6,149	5,632	$ 7,161	$ 5,569
Operating losses					(4,705)	(1,541)	1,707
Cash flows used in operating activities					818	$ (1,482)	$ 2,147
Cash and cash equivalents and short-term marketable securities					3,578
Marketable securities pledged as collateral					134
Ordinary shares issued | shares		227,271
Value of shares issued		$ 500			500
Total net shareholder's contribution					$ 20
Vexigo Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired			100.00%
Cash consideration paid at Closing Date			$ 3,000
Number of additional payments to be made | item			2
Additional payments to be made on each date			$ 500
Period from the closing date for additional payment, one			3 months
Period from the closing date for additional payment, two			6 months
Maximum earnout payment			$ 16,000
Period from the closing date for payment of earnout payments			5 years 6 months
Installments postponed, until January 1, 2016				$ 1,000
Total net shareholder's contribution				$ 20
Vexigo Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Aggregate payment for consideration	$ 2,600
Vexigo Ltd [Member] | Subsequent Event [Member] | Cash balance lower than $2,500 [Member]
Business Acquisition [Line Items]
Optimum cash balance amount	$ 2,500